(Loss) earnings per share (Details Narrative) - shares shares in Millions	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	13.4
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36.0	10.5
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	5.2	36.2
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	0.2